Related Party Transactions (Details) - Schedule of balance due to related parties - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related party	$ 160,659	$ 161,429	$ 153,370
Ms. Xueying Sheng [Member]
Related Party Transaction [Line Items]
Due to related party	$ 103,272	$ 103,390	97,587
Relationship	Controller/Accounting Manager of the Company	Controller/Accounting Manager of the Company
Mr. Guohua Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 57,387	$ 58,039	$ 55,783
Relationship	Senior management / One of the Company’s shareholders	Senior management / One of the Company’s shareholders